Note 7 - Security deposits and Long Term Commitments	12 Months Ended
Dec. 31, 2018
Contractors [Abstract]
Long-term Contracts or Programs Disclosure [Text Block]

Note 7 – Security deposits and Long Term Commitments

The Company has paid security deposits on the rented spaces it occupies for offices and warehouse which total $2,700 on December 31, 2018 and 2017.

On May 1, 2014, the Company rented office and warehouse space at 2100 N. Wilmot #211, Tucson, Arizona 85712.  This facility consists of 3,600 square feet.  The Company now has a one year lease with monthly rent of $2,841 which was renewed on November 1, 2018 to a term of one year.  ABCO has a forward commitment of $31,251.